Leases - Summary of Roll-forward of Lease Right-of-use Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	€ 489
Ending balance	444	€ 489
Adoption of IFRS 16
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	489
Ending balance		489
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	587	471
Increases	29	138
Acquired in business combinations	3	11
Decreases	(3)	(39)
Exchange differences	(35)	6
Ending balance	581	587
Accumulated Depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	(98)	(75)
Depreciation charge	(49)	(42)
Decreases	3	21
Exchange differences	7	(2)
Ending balance	€ (137)	€ (98)